ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in Asset Retirement Obligations

Balance at December 31, 2009	$10,045
Additions	1,023
Costs incurred	(342)
Accretion expense	525
Disposals	(248)
Balance at December 31, 2010	11,003
Additions	741
Costs incurred	(400)
Accretion expense	594
Disposals	(10)
Balance at December 31, 2011	$11,928